Revenue from Contracts with Customers - Schedule of changes in the contract liabilities and deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers
Beginning balance	$ 29,197	$ 27,903
Revenue recognized	(11,226)	(6,805)
Other changes in contract liabilities	4,361	8,099
Ending balance	$ 22,332	$ 29,197